Inventories - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Inventories pledged as security for liabilities	€ 18	€ 18	€ 24